Corporate Information - Summary of information about company principal subsidiaries (Detail) - 12 months ended Dec. 31, 2022	HKD ($)	USD ($)	EUR (€)
AMTD International Holding Group Limited) ("AMTD IHG") [member]
Disclosure of subsidiaries [line items]
Place of incorporation	Hong Kong (“HK”)
Issued and registered share capital	$ 500,000
Proportion Of Ownership Interest In Subsidiary Direct	100.00%
Principal activities	Investment holding and provision of capital market solutions services
AMTD Global Markets Limited [Member]
Disclosure of subsidiaries [line items]
Place of incorporation	HK
Issued and registered share capital	$ 1,561,610,980
Proportion of Ownership Interest In Subsidiaries Indirect	100.00%
Principal activities	Provision of capital market solutions services
AMTD Strategic Investment Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	HK
Issued and registered share capital	$ 1
Proportion of Ownership Interest In Subsidiaries Indirect	100.00%
Principal activities	Strategic investment
AMTD Investment Solutions Group Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	HK
Issued and registered share capital	$ 1
Proportion of Ownership Interest In Subsidiaries Indirect	100.00%
Principal activities	Strategic investment
AMTD Overseas Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	HK
Issued and registered share capital	$ 1
Proportion of Ownership Interest In Subsidiaries Indirect	100.00%
Principal activities	Strategic investment
AMTD Fintech Investment Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	HK
Issued and registered share capital	$ 1
Proportion of Ownership Interest In Subsidiaries Indirect	100.00%
Principal activities	Strategic investment
AMTD Investment Inc [member]
Disclosure of subsidiaries [line items]
Place of incorporation	Cayman Islands
Issued and registered share capital		$ 1
Proportion Of Ownership Interest In Subsidiary Direct	100.00%
Principal activities	Investment holding
AMTD Strategic Investment (BVI) Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	BVI
Issued and registered share capital		1
Proportion of Ownership Interest In Subsidiaries Indirect	100.00%
Principal activities	Investment holding
AMTD Investment Solutions Group (BVI) Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	BVI
Issued and registered share capital		1
Proportion of Ownership Interest In Subsidiaries Indirect	100.00%
Principal activities	Investment holding
AMTD IDEA International Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	BVI
Issued and registered share capital		1
Proportion of Ownership Interest In Subsidiaries Indirect	100.00%
Principal activities	Investment holding
AMTD Fintech Investment (BVI) Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	BVI
Issued and registered share capital		1
Proportion of Ownership Interest In Subsidiaries Indirect	100.00%
Principal activities	Investment holding
L'Officiel Inc. SAS ("L'Officiel") [Member]
Disclosure of subsidiaries [line items]
Place of incorporation	France
Issued and registered share capital | €			€ 6,960,100
Proportion of Ownership Interest In Subsidiaries Indirect	100.00%
Principal activities	Investment holding and provision of fashion and luxury media advertising and marketing services
AMTD Digital Inc. (AMTD Digital) [Member]
Disclosure of subsidiaries [line items]
Place of incorporation	Cayman Islands
Issued and registered share capital		7,658
Proportion Of Ownership Interest In Subsidiary Direct	84.90%
Principal activities	Investment holding
AMTD Biomedical Investment Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	BVI
Issued and registered share capital		1
Proportion of Ownership Interest In Subsidiaries Indirect	84.90%
Principal activities	Investment holding
AMTD Digital Media Holdings Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	BVI
Issued and registered share capital		$ 1
Proportion of Ownership Interest In Subsidiaries Indirect	84.90%
Principal activities	Investment holding
AMTD Digital Media Limited [Member]
Disclosure of subsidiaries [line items]
Place of incorporation	HK
Issued and registered share capital	$ 1
Proportion of Ownership Interest In Subsidiaries Indirect	84.90%
Principal activities	Provision of digital solutions and other services
AMTD Risk Solutions Group Limited [Member]
Disclosure of subsidiaries [line items]
Place of incorporation	HK
Issued and registered share capital	$ 300,000
Proportion of Ownership Interest In Subsidiaries Indirect	84.90%
Principal activities	Provision of digital solutions and other services